CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Net Income	$ 10,649	$ 10,703	$ 9,571
Other comprehensive income
Net foreign currency translation adjustments	(2,893)	736	(1,132)
Net gains (losses) on derivatives	270	(178)	4
Net change in unrealized gains (losses) on available-for-sale debt securities	(63)	24	37
Net change in pension and other postretirement benefit liabilities	109	(109)	408
Total Comprehensive Income	8,072	11,176	8,888
Less: Comprehensive income (loss) attributable to noncontrolling interests	9	(158)	(89)
Total Comprehensive Income Attributable to Shareowners of The Coca-Cola Company	$ 8,063	$ 11,334	$ 8,977